SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities
Segment assets	$ 52,253	$ 79,474
Unallocated Assets By Segment Abstract
Income tax assets (current and deferred)	3,491	6,052
Cash and cash equivalents and short-term investments	3,691	6,578	$ 25,910	$ 27,327
Total assets as reported in the Group balance sheet	59,435	92,104
Segment liabilities	80,805	89,194
Unallocated liabilities:
Income tax liabilities (current and deferred)	2,579	5,086
Total liabilities as reported in the Group balance sheet	83,384	94,280
America [Member]
Assets and liabilities
Segment assets	26,230	41,779
Unallocated Assets By Segment Abstract
Segment liabilities	49,398	58,307
Ireland [Member]
Assets and liabilities
Segment assets	26,023	37,695
Unallocated Assets By Segment Abstract
Segment liabilities	31,387	30,845
Other Countries [Member]
Assets and liabilities
Segment assets	0	0
Unallocated Assets By Segment Abstract
Segment liabilities	$ 20	$ 42